Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Notes Payable

9. NOTES PAYABLE

The following table presents a summary of the Company’s promissory notes issued to unrelated third parties as of March 31, 2021:

	Note Amount	Issuance Date	Balance
A. Rodriguez	$86,821	3/14/13	$86,821
A. Rodriguez	15,000	7/22/13	15,000
A. Rodriguez	10,000	2/21/14	10,000
Henry Mahgerefteh	144,000	2/15/15	136,698
TRA Capital	106,112	3 loans	125,247
BNA Inv	223,449	6 loans	157,253
Brian Berg	30,000	2/1/12	25,000
Classic Bev	73,473	5/1/17	268,245
JSJ, Investments	75,000	7/12/17	9,707
PowerUp	168,500	8/7/20	257,000
TysAdco Partners	250,000	3/11/21	250,000
PNC, Inc.	850,000	12/19/20	850,000
PPP	509,700	5/20/20	940,700
SBA Loan	309,900	4/1/20	417,600
Dicer	64,678	7/20/20	55,789
TCA Global fund	2,150,000	5/1/18	3,083,181
TCA Global fund 2	3,000,000	12/17/19	6,455,692
	$8,066,633		$13,143,933

Purchase Receivables
	Amount	Issuance Date	Balance
Cap Call	1,000,000	3 loans - 2020	995,574
Fox Capital	607,500	12/1/20	275,400
	$1,607,500		$1,270,974

The following description represent unrelated notes payable transactions pre-reverse merger between Snöbar and the Company that were assumed by the Company as a condition to the Share Exchange Agreement:

In February 2012, MGD entered into an unsecured promissory note with a certain unrelated party, now a shareholder of the Company for a principal balance of $30,000 at in interest rate of 8% per year and maturity date of August 1, 2014. The note’s maturity date has been extended to December 31, 2020 and the interest rate under the extinguished as part of the extension. The note had an outstanding balance of $25,000 as of March 31, 2021.

On March 14, 2013, Snöbar Holdings entered into an unsecured promissory note with a certain unrelated third party, now a shareholder of the Company. The note had a principal balance of $86,821 with an interest rate of 5% and had a maturity date of March 14, 2014. The note’s maturity date has subsequently been extended to February 1, 2020. The entire balance is owed and outstanding as of March 31, 2021.

On July 22, 2013, Snöbar Holdings entered into an unsecured promissory note with a certain unrelated third party. The note had a principal balance of $15,000 with an original interest rate of 5%. Maturity date has been extended to December 31, 2018, and interest rate has been reduced to 2%, and lender agreed to make all interest retroactive and deferred. The balance of the note was $15,000 as of March 31, 2021.

The following description represents unrelated note payable transactions post-merger between Snöbar and the Company:

On July 12, 2017, the issued a Convertible Promissory Note to JSJ Investments Inc. for total gross proceeds of $75,000. The company entered into a mutually agreed upon settlement agreement that called out for monthly payments of $3,359.90. All payments are current and the balance on the note as of March 31, 2021 was $9,707. There is no conversion feature to this settlement and only cash payment.

Effective September 25, 2020, the Company entered into a settlement agreement with BNA/TRA in the amount of $400,000. The settlement pays as follows October 1, 2020, PACV pays $30,000, November 1, 2020PACV pays $30,000. On the 1st of every month following $11,500 payment to be made until balance is paid in full. As of March 31, 2021 the note is current.

In March 2021, the Company entered into a financing arrangement with Power Up Lending pursuant to which the Company borrowed a total principal of $128,500 secured by shares of the Company’s common stock. The notes were subject to a 6 month hold before any stock was issued. The current balance as of March 31, 2021 is $128,500.

Over the past year Classic Beverage has periodically issued loans to the Company. The Company has agreed to pay interest 10% per year and has agreed on penalty fees if late on payments. The note is due on demand. The current balance is $268,245, including capitalized interests and penalty fees.

On May 1, 2018, Pacific Ventures Group entered into a secured promissory note with TCA Global Master Fund. The note was secured by interests in tangible and intangible property of Pacific Ventures Group. The effective interest rate on the note is 16%. The outstanding balance of the notes with TCA Global Fund for San Diego Farmers Outlet is $3,083,181 as of March 31, 2021, which includes capitalized interests.

On December 17, 2019 Pacific Ventures Group entered into a secured promissory note with TCA Special Situations Credit Strategies ICAV. The note was secured by interests in tangible and intangible property of Pacific Ventures Group. The effective interest rate is 16%. The outstanding balance of the notes for Seaport Meat is $6,455,692 as of March 31, 2021, which includes capitalized interests.

On May 20, 2020, The Company entered into a SBA loan and SBA PPP note in the amounts of $309,900 and $509,700, respectively as a result of the COVID-19 pandemic. The note is current, and the Company believes that this not will be forgiven by the SBA. The standards set forth for forgiveness have been met and exceeded to order to obtain forgiveness by the SBA. The Company’s forgiveness application is pending.

On July 20,2020, Seaport Group Enterprises LLC entered into a note in the amount of $64,678.00 for a new piece of machinery in order to upgrade the processing line. The note is payable monthly in installment payments of $1500.00. As of September 30, 2020, the note is current.

On December 8, 2019, The Company entered into a Seller Carryback note with PNC Inc in the amount of $850,000. The note was due in three installment payments over 18 months. As of December 31, 2020 no payments have been made toward this balance.

As of March 31, 2021, the Company had short-term notes payable of $2,345,745 and long-term notes payable of $11,291,083. The Company had purchase receivables of $1,270,974.

9. NOTES PAYABLE

The following table presents a summary of the Company’s promissory notes issued to unrelated third parties as of December 31, 2020:

	Note Amount	Issuance Date	Balance
A. Rodriguez	$86,821	3/14/13	$86,821
A. Rodriguez	15,000	7/22/13	15,000
A. Rodriguez	10,000	2/21/14	10,000
Henry Mahgerefteh	144,000	2/15/15	135,696
TRA Capital	106,112	3 loans	125,247
BNA Inv	223,499	6 loans	191,753
Brian Berg	30,000	2/1/12	25,000
Classic Bev	73,473	5/1/17	380,051
JSJ, Investments	75,000	7/12/17	19,911
PowerUp	168,500	various	168,500
PNC, Inc.	850,000	12/19/20	850,000
PPP	509,700	5/20/20	509,700
SBA Loan	309,900	4/1/20	309,900
Dicer	64,678	7/20/20	62,231
TCA Global fund	2,150,000	5/1/18	2,980,815
TCA Global fund 2	3,000,000	12/17/19	6,202,086
	$7,816,633		$12,073,711

The following description represent unrelated notes payable transactions pre-reverse merger between Snöbar and the Company that were assumed by the Company as a condition to the Share Exchange Agreement:

In February 2012, MGD entered into an unsecured promissory note with a certain unrelated party, now a shareholder of the Company for a principal balance of $30,000 at in interest rate of 8% per year and maturity date of August 1, 2014. The note’s maturity date has been extended to December 31, 2020 and the interest rate under the extinguished as part of the extension. The note had an outstanding balance of $25,000 as of December 31, 2020.

On March 14, 2013, Snöbar Holdings entered into an unsecured promissory note with a certain unrelated third party, now a shareholder of the Company. The note had a principal balance of $86,821 with an interest rate of 5% and had a maturity date of March 14, 2014. The note’s maturity date has subsequently been extended to February 1, 2020. The entire balance is owed and outstanding as of December 31, 2020.

On July 22, 2013, Snöbar Holdings entered into an unsecured promissory note with a certain unrelated third party. The note had a principal balance of $15,000 with an original interest rate of 5%. Maturity date has been extended to December 31, 2018, and interest rate has been reduced to 2%, and lender agreed to make all interest retroactive and deferred. The balance of the note was $15,000 as of December 31, 2020.

The following description represents unrelated note payable transactions post-merger between Snöbar and the Company:

On July 12, 2017, the issued a Convertible Promissory Note to JSJ Investments Inc. for total gross proceeds of $75,000. The company entered into a mutually agreed upon settlement agreement that called out for monthly payments of $3,359.90. All payments are current and the balance on the note as of December 31, 2020 was $19,911. There is no conversion feature to this settlement and only cash payment.

In August 2020, the Company entered into a financing arrangement with Power Up Lending pursuant to which the Company borrowed a total principal of $168,500 secured by shares of the Company’s common stock. The notes were subject to a 6 month hold before any stock was issued. The current balance as of December 31, 2020 is $168,500.

Over the past year Classic Beverage has periodically issued loans to the Company. The Company has agreed to pay interest 10% per year and has agreed on penalty fees if late on payments. The note is due on demand. The current balance is $380,051, including capitalized interests and penalty fees.

On May 1, 2018, Pacific Ventures Group entered into a secured promissory note with TCA Global Master Fund. The note was secured by interests in tangible and intangible property of Pacific Ventures Group. The effective interest rate on the note is 16%. The outstanding balance of the notes with TCA Global Fund for San Diego Farmers Outlet is $2,980,815 as of December 31, 2019, which includes capitalized interests.

On December 17, 2019 Pacific Ventures Group entered into a secured promissory note with TCA Special Situations Credit Strategies ICAV. The note was secured by interests in tangible and intangible property of Pacific Ventures Group. The effective interest rate is 16%. The outstanding balance of the notes for Seaport Meat is $6,202,086 as of December 31, 2020, which includes capitalized interests.

On May 20, 2020, The Company entered into a SBA loan and SBA PPP note in the amounts of $309,900 and $509,700, respectively as a result of the COVID-19 pandemic. The note is current, and the Company believes that this not will be forgiven by the SBA. The standards set forth for forgiveness have been met and exceeded to order to obtain forgiveness by the SBA. The Company’s forgiveness application is pending.

On July 20,2020, Seaport Group Enterprises LLC entered into a note in the amount of $64,678.00 for a new piece of machinery in order to upgrade the processing line. The note is payable monthly in installment payments of $1500.00. As of September 30, 2020, the note is current.

On December 8, 2019, The Company entered into a Seller Carryback note with PNC Inc in the amount of $850,000. The note was due in three installment payments over 18 months. As of December 31, 2020 no payments have been made toward the outstanding balance.

As of December 31, 2019, the Company had total short-term notes payable of $1,362,605 and long-term notes payable of $8,669,129.

As of December 31, 2020, the Company had short-term notes payable of $1,969,853 and long-term notes payable of $10,583,853.